Subordinated debentures - Maturities of Subordinated Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 10,036	$ 9,606
Under 1 year [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	110
1 to 5 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	1,884
5 to 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	6,706
Over 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 1,336